Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Operating Expenses [Abstract]
Schedule of Other Operating Expenses
	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$
Regulatory compliance and statutory cost	326,926	160,920	152,845	34,190
Regulatory consultancy fee	149,757	-	-	-
License fee	134,434	140,128	149,243	33,385
Changes on fair value of warrant liabilities	-	-	151,891	33,977
Bank charges	29,578	85,355	99,323	22,218
Entertainment	369,969	933,865	572,912	128,157
Event fees	16,677	1,135,442	607,001	135,782
Foreign exchange loss, net	115,973	1,251,239	241,400	54,000
Fair value loss financial assets, FVPL	-	-	64,406	14,407
Loss on disposal of controlling interest in subsidiaries	-	-	1,786,102	399,540
Loss on disposal of property and equipment	29,267	-	-	-
Marketing expenses	363,107	1,566,434	5,192,986	1,161,638
Software and website usage fee	97,221	61,622	45,341	10,142
Staff welfare	448,358	877,423	3,549,785	794,064
Office expenses	326,041	1,554,652	1,393,873	311,801
Preliminary expenses written off	11,264	-	-	-
Property and equipment written off	12	-	-	-
Recruitment fees	96,470	137,192	236,624	52,931
Referral fees	-	-	456,060	102,018
Research and development expenses	-	-	1,824,240	408,071
Travelling expenses	524,295	1,428,044	1,724,408	385,739
Upkeep of office equipment	360,480	192,630	872,327	195,134
Net investment loss (1)	634,642	-	379,917	84,985
Total	4,034,471	9,524,946	19,500,684	4,362,179

(1)	Net investment loss is derived from the total net loss incurred from the trading of shares on recognized stock exchanges during the financial year.